Goodwill and Intangible Assets - Summary of Goodwill and Intangible Assets (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	[1]	$ 37,048
Ending balance		32,170	$ 37,048	[1]
Cost
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance		57,101	57,990		$ 56,277
Exchange differences		(2,912)	(889)		1,713
Ending balance		54,189	57,101		57,990
Amortization
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance		20,053	17,267		14,744
Charge for the period		1,985	2,827		2,387
Exchange differences		(19)	(41)		136
Ending balance		22,019	20,053		17,267
Net Book Value
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance		37,048	40,723
Ending balance		32,170	37,048		40,723
Goodwill | Cost
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance		15,606	15,991		15,391
Exchange differences		(947)	(385)		600
Ending balance		14,659	15,606		15,991
Goodwill | Net Book Value
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance		15,606	15,991
Ending balance		14,659	15,606		15,991
Patents | Cost
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance		18,493	18,671		18,122
Exchange differences		(1,448)	(178)		549
Ending balance		17,045	18,493		18,671
Patents | Amortization
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance		4,469	3,595		2,710
Charge for the period		803	890		831
Exchange differences		(19)	(16)		54
Ending balance		5,253	4,469		3,595
Patents | Net Book Value
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance		14,024	15,076
Ending balance		11,792	14,024		15,076
Customer Intangibles | Cost
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance		8,861	9,139		8,731
Exchange differences		(139)	(278)		408
Ending balance		8,722	8,861		9,139
Customer Intangibles | Amortization
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance		6,343	5,047		4,034
Charge for the period		593	1,317		951
Exchange differences		7	(21)		62
Ending balance		6,943	6,343		5,047
Customer Intangibles | Net Book Value
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance		2,518	4,092
Ending balance		1,779	2,518		4,092
Supplier Relationships | Cost
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance		2,856	2,856		2,856
Ending balance		2,856	2,856		2,856
Supplier Relationships | Amortization
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance		1,615	1,329		1,043
Charge for the period		286	286		286
Exchange differences
Ending balance		1,901	1,615		1,329
Supplier Relationships | Net Book Value
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance		1,241	1,527
Ending balance		955	1,241		1,527
Technology and Software | Cost
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance		11,285	11,333		11,177
Exchange differences		(378)	(48)		156
Ending balance		10,907	11,285		11,333
Technology and Software | Amortization
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance		7,626	7,296		6,957
Charge for the period		303	334		319
Exchange differences		(7)	(4)		20
Ending balance		7,922	7,626		7,296
Technology and Software | Net Book Value
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance		3,659	4,037
Ending balance		$ 2,985	$ 3,659		$ 4,037

[1]	Government and other grants have been restated due to a presentational error - see Note 21.